AST BLACKROCK LOW DURATION BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 105.0%
Asset-Backed Securities — 20.9%
Automobiles — 9.7%
Ally Auto Receivables Trust,
Series 2018-03, Class A2
2.720%	05/17/21	297	$ 297,239
AmeriCredit Automobile Receivables Trust,
Series 2017-01, Class A3
1.870%	08/18/21	110	110,171
Series 2018-01, Class A3
3.070%	12/19/22	1,490	1,500,949
CarMax Auto Owner Trust,
Series 2019-03, Class A3
2.180%	08/15/24	1,780	1,789,808
Chesapeake Funding II LLC (Canada),
Series 2019-01A, Class B, 144A
3.110%	04/15/31	400	410,008
Series 2019-01A, Class C, 144A
3.360%	04/15/31	380	389,860
Credit Acceptance Auto Loan Trust,
Series 2017-01A, Class A, 144A
2.560%	10/15/25	670	670,282
Series 2018-01A, Class A, 144A
3.010%	02/16/27	2,725	2,741,361
Series 2018-03A, Class A, 144A
3.550%	08/15/27	1,830	1,864,958
Series 2019-01A, Class A, 144A
3.330%	02/15/28	2,230	2,278,406
Drive Auto Receivables Trust,
Series 2018-04, Class A3
3.040%	11/15/21	93	92,909
Series 2019-02, Class A3
3.040%	03/15/23	1,340	1,351,628
Series 2019-04, Class A3
2.160%	05/15/23	560	559,604
Enterprise Fleet Financing LLC,
Series 2016-02, Class A3, 144A
2.040%	02/22/22	1,612	1,610,511
Series 2017-01, Class A2, 144A
2.130%	07/20/22	160	160,090
Series 2017-01, Class A3, 144A
2.600%	07/20/22	550	551,870
Series 2017-03, Class A2, 144A
2.130%	05/22/23	869	868,177
Series 2019-02, Class A3, 144A
2.380%	02/20/25	1,060	1,068,880
Ford Credit Auto Lease Trust,
Series 2019-A, Class A2A
2.840%	09/15/21	5,840	5,860,949
Ford Credit Floorplan Master Owner Trust,
Series 2015-05, Class A
2.390%	08/15/22	2,235	2,239,979
Series 2016-05, Class A1
1.950%	11/15/21	1,800	1,799,280
Series 2019-02, Class A
3.060%	04/15/26	2,455	2,546,075
Series 2019-04, Class A
2.440%	09/15/26	2,920	2,935,652
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
GMF Floorplan Owner Revolving Trust,
Series 2019-01, Class A, 144A
2.700%	04/15/24	1,430	$ 1,451,259
Hyundai Auto Lease Securitization Trust,
Series 2019-A, Class A2, 144A
2.920%	07/15/21	1,177	1,183,657
Mercedes-Benz Master Owner Trust,
Series 2019-BA, Class A, 144A
2.610%	05/15/24	2,210	2,244,277
Nissan Master Owner Trust Receivables,
Series 2017-C, Class A, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.000%)
2.348%(c)	10/17/22	3,100	3,100,920
Series 2019-A, Class A, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)
2.588%(c)	02/15/24	2,190	2,198,324
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	2,585	2,628,279
Prestige Auto Receivables Trust,
Series 2017-01A, Class A3, 144A
2.050%	10/15/21	1,177	1,176,228
Santander Drive Auto Receivables Trust,
Series 2018-03, Class A3
3.030%	02/15/22	264	264,342
Series 2019-01, Class A2A
2.910%	01/18/22	1,314	1,315,348
Wheels SPV 2 LLC,
Series 2017-01A, Class A2, 144A
1.880%	04/20/26	104	104,113
			49,365,393
Collateralized Loan Obligations — 4.5%
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A2R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.403%(c)	07/15/26	1,304	1,303,668
ALM Ltd. (Cayman Islands),
Series 2015-12A, Class A1R2, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.890%)
3.212%(c)	04/16/27	873	872,850
Series 2015-17A, Class A1AR, 144A, 3 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
3.233%(c)	01/15/28	3,250	3,242,477
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-04RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.306%(c)	01/28/31	2,000	1,993,307
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A2R, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
4.053%(c)	07/15/29	600	598,014
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL03, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.078%(c)	03/15/28	960	959,993
A1

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands),
Series 2014-04RA, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.433%(c)	10/17/30	580	$ 579,430
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.356%(c)	07/25/27	1,490	1,488,365
KKR CLO Ltd. (Cayman Islands),
Series -16, Class A2R, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
4.078%(c)	01/20/29	810	809,781
LoanCore Issuer Ltd. (Cayman Islands),
Series 2018-CRE01, Class A, 144A, 1 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.158%(c)	05/15/28	1,430	1,430,465
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class A2R, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
4.028%(c)	01/22/28	1,000	999,506
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
3.153%(c)	01/15/28	2,455	2,447,006
OFSI Fund Ltd. (Cayman Islands),
Series 2014-06A, Class BR, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.803%(c)	03/20/25	490	482,866
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.409%(c)	01/23/28	1,750	1,750,936
Thacher Park CLO Ltd. (Cayman Islands),
Series 2014-01A, Class CR, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 0.000%)
4.478%(c)	10/20/26	570	569,652
Treman Park CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.348%(c)	10/20/28	3,250	3,255,093
			22,783,409
Consumer Loans — 1.9%
Lendmark Funding Trust,
Series 2018-01A, Class A, 144A
3.810%	12/21/26	2,190	2,236,428
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	518	524,290
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A
3.300%	03/14/29	405	412,136
PFS Financing Corp.,
Series 2016-BA, Class A, 144A
1.870%	10/15/21	650	650,068
Series 2018-B, Class A, 144A
2.890%	02/15/23	1,060	1,070,412
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2018-D, Class A, 144A
3.190%	04/17/23	2,580	$ 2,619,028
Series 2019-A, Class A1, 144A, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)
2.578%(c)	04/15/24	660	660,589
Series 2019-A, Class A2, 144A
2.860%	04/15/24	840	855,403
Springleaf Funding Trust,
Series 2017-AA, Class A, 144A
2.680%	07/15/30	885	887,066
			9,915,420
Home Equity Loans — 0.0%
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-HE01, Class A2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.370%)
2.758%(c)	08/25/32	91	88,888
Renaissance Home Equity Loan Trust,
Series 2004-03, Class AV2A, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
2.378%(c)	11/25/34	94	89,069
			177,957
Other — 0.3%
Marathon CRE Ltd. (Cayman Islands),
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.178%(c)	06/15/28	660	660,211
Mill City Solar Loan Ltd.,
Series 2019-02GS, Class A, 144A
3.690%	07/20/43	823	833,856
Sesac Finance LLC,
Series 2019-01, Class A2, 144A
5.216%	07/25/49	150	154,776
			1,648,843
Residential Mortgage-Backed Securities — 0.6%
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
2.138%(c)	07/25/37	504	332,895
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	1,660	1,662,822
Towd Point Mortgage Trust,
Series 2016-03, Class A1, 144A
2.250%(cc)	04/25/56	1,091	1,086,957
			3,082,674
Student Loans — 3.9%
EDvestinU Private Education Loan Issue No 1 LLC,
Series 2019-A, Class A, 144A
3.580%(cc)	11/25/38	796	810,830
Navient Private Education Loan Trust,
Series 2014-AA, Class A2A, 144A
2.740%	02/15/29	1,012	1,019,417

A2

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2015-AA, Class A2A, 144A
2.650%	12/15/28	1,055	$ 1,062,322
Series 2015-AA, Class A2B, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.228%(c)	12/15/28	478	482,214
Series 2018-BA, Class A1, 144A, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
2.378%(c)	12/15/59	1,274	1,273,432
Navient Private Education Refi Loan Trust,
Series 2019-A, Class A1, 144A
3.030%	01/15/43	706	711,457
Series 2019-EA, Class A2B, 144A, 1 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)
2.948%(c)	05/15/68	1,180	1,179,285
Navient Student Loan Trust,
Series 2018-EA, Class A2, 144A
4.000%	12/15/59	310	328,298
SLC Student Loan Trust,
Series 2006-02, Class A5, 3 Month LIBOR + 0.100% (Cap N/A, Floor 0.000%)
2.219%(c)	09/15/26	649	648,393
SLM Private Credit Student Loan Trust,
Series 2004-A, Class A3, 3 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
2.519%(c)	06/15/33	3,338	3,293,365
Series 2007-A, Class A4A, 3 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
2.359%(c)	12/16/41	555	541,222
SLM Student Loan Trust,
Series 2005-03, Class A5, 3 Month LIBOR + 0.090% (Cap N/A, Floor 0.090%)
2.366%(c)	10/25/24	285	285,331
SMB Private Education Loan Trust,
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	922	929,545
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	2,490	2,611,927
Series 2018-B, Class A2B, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.000%)
2.748%(c)	01/15/37	1,440	1,432,962
SoFi Professional Loan Program LLC,
Series 2014-B, Class A2, 144A
2.550%	08/27/29	631	630,684
Series 2016-A, Class A2, 144A
2.760%	12/26/36	540	543,539
Series 2016-C, Class A2B, 144A
2.360%	12/27/32	358	358,673
Series 2016-D, Class A2B, 144A
2.340%	04/25/33	349	350,067
Series 2018-A, Class A2B, 144A
2.950%	02/25/42	890	907,072
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2018-D, Class A1FX, 144A
3.120%	02/25/48	624	$ 628,832
			20,028,867

Total Asset-Backed Securities (cost $106,324,008)			107,002,563
Commercial Mortgage-Backed Securities — 17.0%
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class D, 144A, 1 Month LIBOR + 1.537% (Cap N/A, Floor 1.537%)
3.564%(c)	09/15/34	530	530,990
AOA Mortgage Trust,
Series 2015-1177, Class A, 144A
2.957%	12/13/29	3,334	3,363,184
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A2
2.723%	07/15/49	2,150	2,165,497
BWAY Mortgage Trust,
Series 2013-1515, Class A1, 144A
2.809%	03/10/33	1,065	1,082,852
Caesars Palace Las Vegas Trust,
Series 2017-VICI, Class A, 144A
3.531%	10/15/34	1,182	1,228,741
CD Mortgage Trust,
Series 2006-CD03, Class AM
5.648%	10/15/48	3,168	3,258,283
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.750%)
2.818%(c)	07/15/32	1,260	1,259,998
Commercial Mortgage Trust,
Series 2005-C06, Class F, 144A
5.906%(cc)	06/10/44	1,069	1,086,777
Series 2012-CR04, Class ASB
2.436%	10/15/45	937	937,066
Series 2013-CR10, Class ASB
3.795%	08/10/46	2,473	2,554,545
Series 2014-CR17, Class ASB
3.598%	05/10/47	2,946	3,038,287
Series 2014-UBS03, Class ASB
3.367%	06/10/47	2,069	2,123,229
Series 2014-UBS05, Class ASB
3.548%	09/10/47	795	818,581
Series 2015-CR22, Class A3
3.207%	03/10/48	2,340	2,380,649
Series 2015-CR23, Class A2
2.852%	05/10/48	3,200	3,200,879
Series 2015-CR24, Class ASB
3.445%	08/10/48	1,005	1,041,839
Core Industrial Trust,
Series 2015-CALW, Class A, 144A
3.040%	02/10/34	4,364	4,456,667

A3

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A4
3.505%	04/15/50	465	$ 492,851
Series 2015-C01, Class ASB
3.351%	04/15/50	1,015	1,047,733
Series 2016-C06, Class XA, IO
1.941%(cc)	01/15/49	1,756	141,281
FHLMC Multifamily Structured Pass-Through Certificates,
Series KJ05, Class A2
2.158%	10/25/21	1,541	1,545,208
GRACE Mortgage Trust,
Series 2014-GRCE, Class A, 144A
3.369%	06/10/28	6,525	6,624,893
Great Wolf Trust,
Series 2017-WOLF, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 1.000%)
2.878%(c)	09/15/34	790	789,747
GS Mortgage Securities Corp. II,
Series 2013-KING, Class A, 144A
2.706%	12/10/27	2,473	2,472,909
GS Mortgage Securities Trust,
Series 2012-GCJ07, Class A4
3.377%	05/10/45	2,195	2,232,432
Series 2012-GCJ09, Class A3
2.773%	11/10/45	1,960	1,996,770
Series 2013-GC14, Class A3
3.526%	08/10/46	573	576,799
Series 2017-500K, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
2.728%(c)	07/15/32	2,227	2,221,433
Series 2019-GC38, Class A2
3.872%	02/10/52	678	724,639
Hawaii Hotel Trust,
Series 2019-MAUI, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.178%(c)	05/15/38	1,453	1,454,359
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, IO
1.005%(cc)	09/15/47	6,281	215,582
Series 2014-C23, Class ASB
3.657%	09/15/47	755	781,281
Series 2015-C27, Class A2
2.734%	02/15/48	2,381	2,378,792
Series 2015-C30, Class A2
3.087%	07/15/48	283	283,139
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2003-C01, Class F, 144A
5.627%(cc)	01/12/37	640	653,828
Series 2012-CBX, Class A4
3.483%	06/15/45	1,151	1,175,691
Series 2013-LC11, Class ASB
2.554%	04/15/46	1,988	2,001,144
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	430	460,063
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
2.828%(c)	05/15/36	690	$ 689,997
Series 2019-KNSQ, Class D, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.378%(c)	05/15/36	229	229,036
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	2,754	2,812,811
Madison Avenue Trust,
Series 2013-650M, Class A, 144A
3.843%	10/12/32	5,000	5,048,393
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C26, Class ASB
3.323%	10/15/48	1,385	1,435,213
Series 2016-C32, Class XA, IO
0.880%(cc)	12/15/49	4,871	205,266
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class A, 144A
3.350%	07/13/29	1,000	1,017,438
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
3.145%(c)	06/15/35	701	698,750
RAIT Trust,
Series 2017-FL07, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
2.978%(c)	06/15/37	94	93,540
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class AAB
2.687%	03/10/46	691	696,267
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class ASB
3.477%	08/15/50	1,450	1,493,317
Series 2015-NXS03, Class A2
2.848%	09/15/57	3,000	3,010,346
Series 2016-C32, Class ASB
3.324%	01/15/59	1,656	1,722,969
WFRBS Commercial Mortgage Trust,
Series 2012-C09, Class A3
2.870%	11/15/45	1,021	1,041,901
Series 2013-C13, Class ASB
2.654%	05/15/45	725	733,229
Series 2014-C21, Class ASB
3.393%	08/15/47	1,551	1,586,912

Total Commercial Mortgage-Backed Securities (cost $87,812,182)			87,314,023
Corporate Bonds — 35.3%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/01/20	505	510,932
3.750%	10/01/21	175	179,403
			690,335

A4

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Aerospace & Defense — 0.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	05/01/22		345	$ 351,759
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.550%	10/15/22		1,100	1,114,712
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
2.800%	03/15/22		224	227,684
Rolls-Royce PLC (United Kingdom),
Gtd. Notes, EMTN
2.125%	06/18/21	EUR	100	112,913
United Technologies Corp.,
Sr. Unsec’d. Notes
1.125%	12/15/21	EUR	205	228,620
1.150%	05/18/24	EUR	105	119,166
3.350%	08/16/21		990	1,015,567
3.650%	08/16/23		65	68,785
				3,239,206
Agriculture — 1.0%
Altria Group, Inc.,
Gtd. Notes
1.000%	02/15/23	EUR	330	365,753
2.850%	08/09/22		525	531,267
3.490%	02/14/22		420	430,880
3.800%	02/14/24		600	627,219
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.764%	08/15/22(a)		950	958,388
2.789%	09/06/24(a)		2,000	1,982,696
BAT International Finance PLC (United Kingdom),
Gtd. Notes, EMTN
0.875%	10/13/23	EUR	200	220,695
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
0.125%	08/03/26	EUR	100	106,505
				5,223,403
Airlines — 0.2%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.600%	12/04/20		155	155,275
2.875%	03/13/20		863	864,842
				1,020,117
Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE (France),
Sr. Unsec’d. Notes, EMTN
—%	02/28/21	EUR	500	547,352
0.375%	05/26/22	EUR	16	17,656
				565,008
Auto Manufacturers — 2.6%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21		405	411,672
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Daimler International Finance BV (Germany),
Gtd. Notes, EMTN
0.250%	08/09/21	EUR	45	$ 49,305
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.597%	11/04/19		1,915	1,914,914
5.085%	01/07/21		485	497,370
5.584%	03/18/24		1,650	1,754,065
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21		1,109	1,120,374
3.550%	04/09/21		95	96,384
3.700%	11/24/20		845	855,562
4.200%	03/01/21		1,105	1,128,795
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.150%	02/26/20		570	568,943
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
2.550%	04/03/20		640	639,922
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN
2.125%	03/03/20		1,010	1,009,201
2.250%	01/13/20		1,700	1,699,387
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.700%	09/26/22		200	200,960
Volkswagen Leasing GmbH (Germany),
Gtd. Notes, EMTN
1.000%	02/16/23	EUR	800	889,295
Volvo Treasury AB (Sweden),
Gtd. Notes, EMTN, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.220%(c)	09/13/21	EUR	300	329,087
				13,165,236
Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22		284	290,612
Banks — 9.3%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25		225	233,964
Bancolombia SA (Colombia),
Sr. Unsec’d. Notes
5.950%	06/03/21		1,240	1,305,100
Bank of America Corp.,
Sr. Unsec’d. Notes
2.738%(ff)	01/23/22		743	747,207
Sr. Unsec’d. Notes, GMTN
2.369%(ff)	07/21/21		1,215	1,216,917
2.816%(ff)	07/21/23		600	609,118
3.300%	01/11/23		2,760	2,851,543
Sr. Unsec’d. Notes, MTN
2.881%(ff)	04/24/23		185	187,707

A5

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, EMTN
0.125%	02/05/24	EUR	300	$ 328,326
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	06/08/20(a)		1,300	1,301,222
4.610%(ff)	02/15/23		810	841,143
CaixaBank SA (Spain),
Sr. Unsec’d. Notes, EMTN
0.750%	04/18/23	EUR	300	333,868
Capital One NA,
Sr. Unsec’d. Notes
2.350%	01/31/20		1,005	1,005,299
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.142%(ff)	01/24/23		60	61,093
Citizens Bank NA,
Sr. Unsec’d. Notes
2.250%	03/02/20		720	720,224
3.250%	02/14/22		380	389,245
Sr. Unsec’d. Notes, MTN
2.550%	05/13/21		500	503,430
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, MTN
2.050%	09/18/20		535	535,388
Credit Agricole SA (France),
Sr. Unsec’d. Notes, EMTN
0.875%	01/19/22	EUR	300	334,695
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.574%	01/09/23		1,120	1,145,258
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.125%	12/10/20		730	736,845
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.001%(ff)	09/20/22		1,220	1,224,471
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
4.250%	02/04/21		1,095	1,107,232
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23		590	608,174
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.600%	06/15/22		330	333,533
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%(ff)	03/13/23		1,110	1,129,970
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.375%	03/10/20		1,140	1,140,983
2.875%	08/20/20		1,455	1,464,690
3.125%	04/01/22		260	266,241
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, GMTN
—%	04/08/22	EUR	200	218,668
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
1.000%	09/20/23	EUR	300	$ 338,173
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.610%
2.755%(c)	06/18/22		1,585	1,589,825
Sr. Unsec’d. Notes
2.776%(ff)	04/25/23		440	445,610
3.250%	09/23/22		800	826,880
3.797%(ff)	07/23/24		1,275	1,344,708
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
2.604%(ff)	02/01/21		400	400,663
3.086%(ff)	04/26/21		3,145	3,160,474
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.218%	03/07/22		1,000	1,023,528
3.535%	07/26/21		245	250,514
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23		780	800,075
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23		800	825,910
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.700%	03/28/22		695	714,516
4.450%	12/03/21		700	731,126
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.373%(ff)	01/05/24		565	573,895
Santander UK PLC (United Kingdom),
Sub. Notes, 144A
5.000%	11/07/23		1,388	1,473,862
Societe Generale SA (France),
Sr. Unsec’d. Notes, EMTN
—%	05/27/22	EUR	100	109,211
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.846%	01/11/22		925	937,540
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.700%	01/27/22		1,170	1,183,065
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, EMTN
0.375%	04/25/24	EUR	280	308,675
UBS AG (Switzerland),
Sub. Notes, EMTN
4.750%(ff)	02/12/26	EUR	430	496,116
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%(ff)	08/15/23		910	919,817
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.500%	03/04/21		1,190	1,195,586
Sr. Unsec’d. Notes, EMTN
1.125%	10/29/21	EUR	145	162,062

A6

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Wells Fargo & Co., (cont’d.)
Sr. Unsec’d. Notes, MTN
3.750%	01/24/24		805	$ 851,802
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
3.325%(ff)	07/23/21		1,780	1,795,702
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
3.150%	01/16/24		2,345	2,460,967
				47,801,856
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25		600	655,318
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.125%	09/22/22	EUR	200	226,463
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.057%	05/25/23		300	317,265
				1,199,046
Biotechnology — 0.1%
Celgene Corp.,
Sr. Unsec’d. Notes
2.750%	02/15/23		220	223,923
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22		145	149,800
				373,723
Chemicals — 0.2%
Air Liquide Finance SA (France),
Gtd. Notes, EMTN
0.375%	04/18/22	EUR	200	221,053
BASF SE (Germany),
Sr. Unsec’d. Notes
2.000%	12/05/22	EUR	325	378,191
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
0.500%	09/25/21	EUR	295	324,551
				923,795
Commercial Services — 0.2%
Autoroutes du Sud de la France SA (France),
Sr. Unsec’d. Notes, EMTN
2.950%	01/17/24	EUR	200	244,839
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24		340	341,843
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.750%	06/01/23		550	572,394
				1,159,076
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Computers — 0.8%
Apple, Inc.,
Sr. Unsec’d. Notes, EMTN
1.000%	11/10/22	EUR	400	$ 452,493
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21		60	61,867
5.450%	06/15/23		2,155	2,345,240
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/24		1,115	1,156,039
				4,015,639
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
0.625%	10/30/24	EUR	105	118,065
2.000%	08/16/22	EUR	100	115,821
				233,886
Diversified Financial Services — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.875%	08/14/24		500	500,484
3.300%	01/23/23		385	392,612
3.500%	05/26/22		800	820,393
4.250%	07/01/20		450	456,182
4.500%	05/15/21		775	800,093
4.625%	07/01/22		150	158,390
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/21		1,335	1,356,103
American Express Co.,
Sr. Unsec’d. Notes
2.500%	08/01/22		270	272,710
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.400%	10/30/20		510	511,454
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		1,695	1,690,911
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.625%	04/15/21		732	753,800
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes
3.011%	12/23/10(d)		4,200	58,380
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.100%	12/01/22	EUR	285	322,045
Synchrony Financial,
Sr. Unsec’d. Notes
2.850%	07/25/22		335	337,819
				8,431,376

A7

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric — 2.6%
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23		455	$ 475,618
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.150%	11/13/20		1,175	1,175,682
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.500%	09/01/22		260	261,516
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes, 144A
5.750%	10/27/21		1,300	1,357,993
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20		325	325,727
2.715%	08/15/21		770	774,707
DTE Energy Co.,
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23		540	566,225
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.950%	10/15/23		975	1,034,821
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
0.375%	02/28/23	EUR	300	331,563
ESB Finance DAC (Ireland),
Gtd. Notes, EMTN
3.494%	01/12/24	EUR	100	125,536
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21		625	626,400
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.200%	10/01/19		535	535,000
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series A
2.850%	07/15/22		557	565,459
Florida Power & Light Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%
2.639%(c)	05/06/22		705	705,194
Iberdrola International BV (Spain),
Gtd. Notes, EMTN
3.500%	02/01/21	EUR	300	343,021
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22		290	292,790
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.403%	09/01/21		1,130	1,136,972
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	06/15/24		150	154,351
RTE Reseau de Transport d’Electricite SADIR (France),
Sr. Unsec’d. Notes, EMTN
1.625%	10/08/24	EUR	100	117,437
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sempra Energy,
Sr. Unsec’d. Notes
1.625%	10/07/19		855	$ 854,919
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
2.803%(c)	01/15/21		805	804,128
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
3.375%	06/15/21		625	638,557
				13,203,616
Electrical Components & Equipment — 0.1%
Eaton Capital Unlimited Co.,
Sr. Unsec’d. Notes
0.021%	05/14/21	EUR	460	502,286
Schneider Electric SE (France),
Sr. Unsec’d. Notes, EMTN
0.250%	09/09/24	EUR	100	110,533
				612,819
Electronics — 0.4%
Amphenol Corp.,
Sr. Unsec’d. Notes
2.200%	04/01/20		855	855,281
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.300%	02/22/23	EUR	825	940,804
				1,796,085
Foods — 0.3%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
3.028%(c)	10/22/20		1,365	1,365,279
Kraft Heinz Foods Co.,
Sec’d. Notes, 144A
4.875%	02/15/25		332	341,786
				1,707,065
Healthcare-Products — 0.9%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21		760	773,741
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.404%	06/05/20		780	780,637
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.875%
2.979%(c)	12/29/20		1,875	1,875,627
DH Europe Finance II Sarl,
Gtd. Notes
0.200%	03/18/26	EUR	185	201,024
Medtronic Global Holdings SCA,
Gtd. Notes
0.375%	03/07/23	EUR	100	110,273
Gtd. Notes, EMTN
—%	12/02/22	EUR	680	742,293
				4,483,595

A8

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services — 0.1%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/22		355	$ 363,139
Insurance — 0.3%
Allianz Finance II BV (Germany),
Gtd. Notes, EMTN
0.250%	06/06/23	EUR	200	220,868
Aon PLC,
Gtd. Notes
2.800%	03/15/21		485	488,611
Metropolitan Life Global Funding I,
Sec’d. Notes, EMTN
2.375%	01/11/23	EUR	125	146,888
Sec’d. Notes, MTN
—%	09/23/22	EUR	100	109,291
Sr. Sec’d. Notes
0.375%	04/09/24	EUR	200	220,975
Willis Towers Watson PLC,
Gtd. Notes
5.750%	03/15/21		282	295,616
				1,482,249
Internet — 0.2%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.875%	07/06/22		1,055	1,060,642
Leisure Time — 0.2%
Carnival Corp.,
Gtd. Notes
1.875%	11/07/22	EUR	240	276,465
3.950%	10/15/20		620	631,045
				907,510
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
2.875%	03/01/21		345	348,061
Machinery-Diversified — 0.2%
Atlas Copco AB (Sweden),
Sr. Unsec’d. Notes, EMTN
2.500%	02/28/23	EUR	120	142,760
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	03/07/24		180	183,669
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.650%	09/15/23		615	645,599
				972,028
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22		1,233	1,298,128
4.500%	02/01/24		76	81,649
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
3.700%	04/15/24		600	$ 639,789
Discovery Communications LLC,
Gtd. Notes
3.300%	05/15/22		960	982,650
Sky Ltd. (United Kingdom),
Gtd. Notes, EMTN
1.500%	09/15/21	EUR	225	252,884
				3,255,100
Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.125%	04/15/21		343	349,894
Miscellaneous Manufacturing — 0.2%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
5.500%	01/08/20		285	287,212
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
0.250%	12/05/24	EUR	135	148,525
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, EMTN
—%	09/05/21	EUR	550	602,142
0.375%	09/06/23	EUR	185	205,741
				1,243,620
Office/Business Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
3.500%	08/20/20(a)		644	645,900
Oil & Gas — 1.9%
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		260	264,688
3.625%	02/01/21		59	59,718
BP Capital Markets PLC (United Kingdom),
Gtd. Notes, EMTN
1.526%	09/26/22	EUR	515	588,015
Concho Resources, Inc.,
Gtd. Notes
4.375%	01/15/25		960	995,083
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24(a)		765	779,577
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes, 144A
5.250%	08/10/20		700	716,750
Encana Corp. (Canada),
Gtd. Notes
3.900%	11/15/21		935	957,857
Newfield Exploration Co.,
Gtd. Notes
5.625%	07/01/24		2,390	2,636,502

A9

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.600%	08/13/21		175	$ 176,140
2.700%	08/15/22		815	822,584
4.850%	03/15/21		985	1,018,618
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.875%	04/16/24		275	278,073
Shell International Finance BV (Netherlands),
Gtd. Notes, EMTN
1.250%	03/15/22	EUR	110	124,235
Total Capital International SA (France),
Gtd. Notes, EMTN
2.125%	03/15/23	EUR	200	235,124
				9,652,964
Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
2.773%	12/15/22		805	818,400
Halliburton Co.,
Sr. Unsec’d. Notes
3.500%	08/01/23		1,050	1,091,155
Schlumberger Finance BV,
Gtd. Notes
—%	10/15/24	EUR	110	119,701
				2,029,256
Packaging & Containers — 0.2%
WRKCo, Inc.,
Gtd. Notes
3.000%	09/15/24		750	764,006
3.750%	03/15/25		245	257,904
				1,021,910
Pharmaceuticals — 2.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22		185	188,547
Allergan Finance LLC,
Gtd. Notes
3.250%	10/01/22		990	1,011,156
Allergan Funding SCS,
Gtd. Notes
3.000%	03/12/20		1,800	1,805,142
3.450%	03/15/22		3,000	3,074,343
Allergan, Inc.,
Gtd. Notes
2.800%	03/15/23		500	504,560
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		338	361,104
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
2.375%	10/08/19		900	899,993
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
3.350%	03/09/21		691	$ 702,050
4.300%	03/25/28(a)		675	729,901
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20		700	703,042
Merck Financial Services GmbH (Germany),
Gtd. Notes, EMTN
0.005%	12/15/23	EUR	700	764,636
Roche Finance Europe BV (Switzerland),
Gtd. Notes, EMTN
0.500%	02/27/23	EUR	130	145,066
0.875%	02/25/25	EUR	100	114,559
Sanofi (France),
Sr. Unsec’d. Notes, EMTN
—%	09/13/22	EUR	100	109,486
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21		415	416,923
2.875%	09/23/23		400	407,780
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.400%	11/26/23		555	597,719
				12,536,007
Pipelines — 1.8%
Enbridge Energy Partners LP,
Gtd. Notes
5.200%	03/15/20		590	597,397
Enbridge, Inc. (Canada),
Gtd. Notes
2.900%	07/15/22		60	61,133
Energy Transfer Operating LP,
Gtd. Notes
3.600%	02/01/23		370	380,078
4.150%	10/01/20		2,060	2,090,707
4.500%	04/15/24		132	140,704
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.000%	10/01/22		800	848,793
5.750%	09/01/20		370	378,219
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24		167	179,066
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.000%	02/15/21		745	769,516
MPLX LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
3.002%(c)	09/09/21		560	561,859
Sr. Unsec’d. Notes, 144A
3.500%	12/01/22		535	550,184
6.250%	10/15/22		460	471,518
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.750%	05/15/24		227	253,017

A10

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Spectra Energy Partners LP,
Gtd. Notes
4.750%	03/15/24(a)		200	$ 217,875
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.500%	02/15/20		265	267,731
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.750%	10/16/23		130	137,058
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		1,050	1,085,839
				8,990,694
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23		155	160,583
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.200%	09/01/24		555	570,090
				730,673
Semiconductors — 1.3%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.850%	03/12/20		5	5,018
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.375%	01/15/20		3,740	3,739,764
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.875%	09/01/22		668	689,380
4.125%	06/01/21		1,390	1,426,179
4.625%	06/15/22		400	418,672
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.900%	05/20/24		180	185,030
				6,464,043
Software — 0.4%
Amadeus Capital Markets SAU (Spain),
Gtd. Notes, EMTN
1.625%	11/17/21	EUR	200	224,916
Dassault Systemes SE (France),
Sr. Unsec’d. Notes
—%	09/16/22	EUR	200	218,783
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.400%	01/15/21	EUR	700	767,520
0.750%	05/21/23	EUR	230	256,071
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24		410	417,124
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software (cont’d.)
SAP SE (Germany),
Sr. Unsec’d. Notes
0.250%	03/10/22	EUR	300	$ 330,109
				2,214,523
Telecommunications — 1.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22		700	714,507
3.800%	03/15/22		975	1,012,136
BellSouth LLC,
Gtd. Notes, 144A
4.266%	04/26/21		2,000	2,020,160
Orange SA (France),
Sr. Unsec’d. Notes, EMTN
0.500%	01/15/22	EUR	200	221,110
0.750%	09/11/23	EUR	600	673,537
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		218	218,316
4.738%	09/20/29		860	914,189
Telenor ASA (Norway),
Sr. Unsec’d. Notes, EMTN
—%	09/25/23	EUR	140	153,234
Telstra Corp. Ltd. (Australia),
Gtd. Notes, EMTN
3.500%	09/21/22	EUR	300	361,977
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.500%	06/02/22	EUR	125	138,200
2.946%	03/15/22		2,035	2,083,655
				8,511,021
Transportation — 0.7%
CSX Corp.,
Sr. Unsec’d. Notes
3.700%	10/30/20		690	698,447
FedEx Corp.,
Gtd. Notes
0.450%	08/05/25	EUR	170	185,418
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	09/01/24		255	255,918
2.800%	03/01/22		1,000	1,012,678
2.875%	06/01/22		265	269,232
3.650%	03/18/24		300	315,194
3.750%	06/09/23		560	587,514
				3,324,401
Trucking & Leasing — 0.8%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
2.875%	01/20/22		1,085	1,089,391
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23		1,515	1,526,946

A11

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Trucking & Leasing (cont’d.)
Penske Truck Leasing Co. LP/PTL Finance Corp., (cont’d.)
2.700%	11/01/24		240	$ 240,505
3.375%	02/01/22		869	886,911
4.250%	01/17/23		370	391,280
				4,135,033
Water — 0.1%
Veolia Environnement SA (France),
Sr. Unsec’d. Notes, EMTN
0.672%	03/30/22	EUR	400	443,107

Total Corporate Bonds (cost $178,655,484)				180,817,269
Municipal Bonds — 0.5%
South Carolina
South Carolina Public Service Authority,
Revenue Bonds, Series E, Rfdg.
3.722%	12/01/23		900	945,054
Taxable, Revenue Bonds, Series D
2.388%	12/01/23		1,570	1,579,200

Total Municipal Bonds (cost $2,367,115)				2,524,254
Residential Mortgage-Backed Securities — 4.3%
Alternative Loan Trust,
Series 2003-J03, Class 2A1
6.250%	12/25/33		14	13,857
Banc of America Alternative Loan Trust,
Series 2007-01, Class 1A1
5.355%(cc)	04/25/22		215	213,364
Banc of America Funding Trust,
Series 2004-A, Class 1A3
4.752%(cc)	09/20/34		62	64,409
Series 2005-D, Class A1
4.808%(cc)	05/25/35		87	88,995
BCAP LLC Trust,
Series 2011-RR04, Class 7A1, 144A
5.250%	04/26/37		414	344,943
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-01, Class 6A1
5.033%(cc)	04/25/33		13	13,351
Series 2003-08, Class 2A1
4.886%(cc)	01/25/34		110	115,001
Series 2003-09, Class 2A1
4.619%(cc)	02/25/34		79	80,939
Series 2004-08, Class 13A1
3.932%(cc)	11/25/34		1,439	1,225,223
Bear Stearns ALT-A Trust,
Series 2005-10, Class 24A1
3.980%(cc)	01/25/36		1,079	1,106,700
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-06, Class A1, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.100% (Cap 9.744%, Floor 2.100%)
4.680%(c)	09/25/35		154	157,675
Series 2005-06, Class A3, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.800% (Cap 10.972%, Floor 1.800%)
4.200%(c)	09/25/35		28	28,065
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680% (Cap 10.500%, Floor 0.340%)
2.698%(c)	02/25/35	305	$ 295,862
Series 2004-J09, Class 2A5
5.500%	01/25/35	338	349,729
Series 2005-03, Class 2A1, 1 Month LIBOR + 0.580% (Cap N/A, Floor 0.290%)
2.598%(c)	04/25/35	305	288,142
Series 2005-11, Class 3A1
2.863%(cc)	04/25/35	507	465,701
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR15, Class 2A1
4.205%(cc)	06/25/33	231	233,086
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.868%(c)	11/25/29	764	764,363
Fannie Mae REMICS,
Series 1996-39, Class H
8.000%	11/25/23	5	5,613
Series 2004-11, Class A, 1 Month LIBOR + 0.120% (Cap 10.000%, Floor 0.120%)
2.138%(c)	03/25/34	65	65,197
Series 2006-05, Class 3A2
4.414%(cc)	05/25/35	60	63,657
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.400% (Cap N/A, Floor 1.400%)
3.846%(c)	07/25/44	469	483,637
Series T-62, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.200% (Cap N/A, Floor 1.200%)
3.646%(c)	10/25/44	1,714	1,732,770
Freddie Mac REMICS,
Series 4459, Class BN
3.000%	08/15/43	1,252	1,296,630
Freddie Mac Structured Pass-Through Certificates,
Series T-57, Class 1A1
6.500%	07/25/43	745	886,765
Series T-59, Class 1A2
7.000%	10/25/43	494	594,979
Series T-75, Class A1, 1 Month LIBOR + 0.040% (Cap N/A, Floor 0.040%)
2.185%(c)	12/25/36	55	55,121
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
2.582%(c)	08/25/60	1,176	1,173,976
GreenPoint Mortgage Funding Trust,
Series 2005-AR02, Class A1, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.230%)
2.478%(c)	06/25/45	238	222,454
GSR Mortgage Loan Trust,
Series 2004-07, Class 1A1
3.916%(cc)	06/25/34	30	29,932
Series 2005-AR07, Class 5A1
4.281%(cc)	11/25/35	229	216,027

A12

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Harborview Mortgage Loan Trust,
Series 2004-06, Class 3A2A
4.544%(cc)	08/19/34	497	$ 500,022
JPMorgan Mortgage Trust,
Series 2006-A02, Class 5A1
4.519%(cc)	11/25/33	104	108,061
Series 2007-A01, Class 3A3
4.508%(cc)	07/25/35	148	153,151
Lanark Master Issuer PLC (United Kingdom),
Series 2019-01A, Class 1A1, 144A, 3 Month LIBOR + 0.770% (Cap N/A, Floor 0.000%)
2.902%(c)	12/22/69	789	790,658
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56	364	370,404
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	1,083	1,123,019
Permanent Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
2.683%(c)	07/15/58	1,920	1,920,613
Reperforming Loan REMIC Trust,
Series 2003-R04, Class 2A, 144A
4.953%(cc)	01/25/34	159	154,473
Series 2004-R1, Class 2A, 144A
6.500%	11/25/34	52	52,356
Series 2005-R02, Class 1AF1, 144A, 1 Month LIBOR + 0.340% (Cap 9.500%, Floor 0.340%)
2.358%(c)	06/25/35	522	499,895
Seasoned Credit Risk Transfer Trust,
Series 2018-02, Class MA
3.500%	11/25/57	1,278	1,331,245
Sequoia Mortgage Trust,
Series 2017-CH02, Class A10, 144A
4.000%(cc)	12/25/47	924	933,375
Structured Asset Mortgage Investments II Trust,
Series 2005-AR05, Class A1, 1 Month LIBOR + 0.250% (Cap 11.000%, Floor 0.250%)
2.307%(c)	07/19/35	212	210,245
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR06, Class 2A1A, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.230%)
2.478%(c)	04/25/45	441	438,441
Series 2006-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.000% (Cap N/A, Floor 1.000%)
3.446%(c)	08/25/46	314	293,173
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-M, Class A1
4.887%(cc)	12/25/33	36	37,198
Series 2005-AR01, Class 2A1
5.086%(cc)	02/25/35	181	186,660

Total Residential Mortgage-Backed Securities (cost $21,716,990)			21,779,152
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bond — 1.2%
Canada Housing Trust No 1 (Canada),
Gov’t. Gtd. Notes, 144A
2.650%	12/15/28	CAD	7,640	$ 6,173,011
(cost $5,924,564)
U.S. Government Agency Obligations — 17.3%
Federal Home Loan Mortgage Corp.
2.500%	11/01/27		2,409	2,444,197
4.000%	02/01/34		688	730,565
4.000%	02/01/34		890	950,581
4.000%	03/01/34		703	753,486
4.500%	07/01/47		171	185,395
4.500%	03/01/49		8,469	9,258,916
Federal National Mortgage Assoc.
2.500%	TBA		605	610,140
2.500%	11/01/31		108	109,617
2.500%	11/01/31		5,773	5,848,051
2.500%	04/01/32		26	26,135
3.000%	TBA		1,815	1,855,270
3.000%	07/01/27		20	19,989
3.000%	02/01/30		771	794,532
3.000%	05/01/30		16	16,569
3.000%	09/01/30		1,482	1,525,173
3.000%	11/01/30		17	17,664
3.000%	12/01/30		24	24,476
3.000%	04/01/31		19	19,437
3.000%	12/01/31		104	106,963
3.000%	09/01/32		87	89,890
3.000%	11/01/32		871	895,743
3.000%	01/01/33		176	179,846
3.000%	01/01/33		751	774,068
3.000%	01/01/33		836	860,323
3.000%	11/01/33		783	807,614
3.500%	TBA		1,500	1,551,328
3.500%	04/01/34		59	61,809
3.500%	04/01/34		284	299,610
4.000%	TBA		926	960,834
4.000%	TBA		3,000	3,121,262
4.000%	TBA		24,074	24,991,821
4.000%	04/01/33		765	811,206
4.000%	06/01/33		574	610,231
4.000%	09/01/33		159	170,580
4.000%	09/01/33		7,098	7,433,867
4.000%	02/01/34		265	283,170
4.000%	03/01/34		22	22,854
4.000%	03/01/34		140	148,664
4.000%	03/01/34		161	169,466
4.000%	12/01/41		360	384,783
4.500%	TBA		3,000	3,091,262
4.500%	06/01/39		19	20,289
4.500%	08/01/40		36	38,901
4.500%	02/01/41		58	62,846
4.500%	12/01/41		174	188,738
4.500%	03/01/47		606	648,213
4.500%	05/01/47		1,992	2,133,298
4.500%	07/01/47		197	211,406
4.500%	11/01/47		2,237	2,396,291
4.500%	06/01/48		223	244,455
4.500%	11/01/48		732	802,267

A13

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	02/01/49	1,919	$ 2,118,848
4.500%	04/01/49	490	540,607
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.270% (Cap 9.520%, Floor 2.270%)
4.770%(c)	04/01/32	6	6,221
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.276% (Cap 11.982%, Floor 2.276%)
4.776%(c)	12/01/29	20	20,416
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590% (Cap 7.669%, Floor 1.590%)
2.674%(c)	06/01/45	3,580	3,631,118
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590% (Cap 8.143%, Floor 1.590%)
3.146%(c)	06/01/45	2,128	2,174,684
Federal National Mortgage Assoc., 6 Month LIBOR + 1.636% (Cap 9.348%, Floor 1.636%)
4.212%(c)	01/01/25	1	1,363
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250% (Cap 15.000%, Floor 5.000%)
5.000%(c)	04/01/24	2	2,168
Freddie Mac Non Gold Pool, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.225% (Cap 9.611%, Floor 2.225%)
4.765%(c)	01/01/34	18	18,924
Freddie Mac Non Gold Pool, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.335% (Cap 13.215%, Floor 2.335%)
4.835%(c)	12/01/26	7	6,695
Freddie Mac Non Gold Pool, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.401% (Cap 12.291%, Floor 2.401%)
4.907%(c)	07/01/29	17	17,703
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500% (Cap 10.500%, Floor 1.500%)
4.000%(c)	01/20/26	18	18,567
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500% (Cap 11.000%, Floor 1.500%)
3.875%(c)	06/20/26	10	10,437
4.125%(c)	11/20/29	42	43,437
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500% (Cap 11.500%, Floor 1.500%)
3.875%(c)	05/20/24	13	13,284
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500% (Cap 12.000%, Floor 2.000%)
3.750%(c)	07/20/24	2	2,324

Total U.S. Government Agency Obligations (cost $87,521,380)			88,390,887
U.S. Treasury Obligations — 8.5%
U.S. Treasury Notes
1.375%	09/30/20(h)	21,500	21,405,938
1.500%	06/15/20	170	169,561
1.500%	08/15/22(h)	6,300	6,285,480
1.500%	09/15/22	15,900	15,870,188

Total U.S. Treasury Obligations (cost $43,706,591)			43,731,167

Total Long-Term Investments (cost $534,028,314)			537,732,326

	Shares	Value
Short-Term Investments — 2.4%
Affiliated Mutual Funds — 1.7%
PGIM Core Ultra Short Bond Fund(w)	4,288,302	$ 4,288,302
PGIM Institutional Money Market Fund (cost $4,731,232; includes $4,721,909 of cash collateral for securities on loan)(b)(w)	4,730,759	4,731,232

Total Affiliated Mutual Funds (cost $9,019,534)		9,019,534

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.7%
VW Credit, Inc.
3.014%	10/25/19	2,000	1,996,861
3.012%	11/06/19	1,500	1,496,493

Total Commercial Paper (cost $3,491,591)			3,493,354

Total Short-Term Investments (cost $12,511,125)			12,512,888

TOTAL INVESTMENTS—107.4% (cost $546,539,439)			550,245,214

Liabilities in excess of other assets(z) — (7.4)%			(38,142,485)

Net Assets — 100.0%			$ 512,102,729

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SLM	Student Loan Mortgage
SMB	Sallie Mae Bank
TBA	To Be Announced

A14

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,629,298; cash collateral of $4,721,909 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
771	2 Year U.S. Treasury Notes	Dec. 2019	$166,150,500	$(411,002)
Short Positions:
343	5 Year U.S. Treasury Notes	Dec. 2019	40,867,915	55,583
67	5 Year Euro-Bobl	Dec. 2019	9,906,065	67,101
59	10 Year Canadian Government Bonds	Dec. 2019	6,350,455	46,306
1	10 Year Euro-Bund	Dec. 2019	189,924	1,819
52	10 Year U.S. Treasury Notes	Dec. 2019	6,776,250	(8,371)
15	10 Year U.S. Ultra Treasury Bonds	Dec. 2019	2,136,094	(19,905)
4	20 Year U.S. Treasury Bonds	Dec. 2019	649,250	9,720
42	Euro Schatz Index	Dec. 2019	5,142,233	13,797
				166,050
				$(244,952)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 10/03/19	Bank of America, N.A.	CAD	7,808	$ 5,875,625	$ 5,893,803	$ —	$(18,178)
Euro,
Expiring 10/03/19	Australia And New Zealand Banking Group Ltd.	EUR	92	101,181	100,298	883	—
Expiring 10/03/19	Bank of America, N.A.	EUR	16,556	18,248,371	18,049,327	199,044	—
Expiring 10/03/19	BNP Paribas S.A.	EUR	190	210,572	207,138	3,434	—
Expiring 10/03/19	BNP Paribas S.A.	EUR	140	154,226	152,628	1,598	—
Expiring 10/03/19	Citibank, N.A.	EUR	393	434,487	428,448	6,039	—
Expiring 10/03/19	Citibank, N.A.	EUR	71	78,628	77,404	1,224	—
Expiring 10/03/19	Goldman Sachs & Co. LLC	EUR	79	87,466	86,126	1,340	—
Expiring 10/03/19	HSBC Bank PLC	EUR	55	60,796	59,961	835	—
Expiring 11/05/19	Goldman Sachs & Co. LLC	EUR	15	16,470	16,395	75	—
				$25,267,822	$25,071,528	214,472	(18,178)
A15

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Cross currency exchange contracts outstanding at September 30, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
12/18/19	Buy	AUD	1,920	CAD	1,749	$ —	$(22,437)	BNP Paribas S.A.
12/18/19	Buy	CAD	1,735	AUD	1,920	12,219	—	Citibank, N.A.
						$12,219	$(22,437)
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Allstate Corp. (The)	06/20/24	1.000%(Q)		500	$ (18,115)	$ (18,467)	$ 352	Morgan Stanley & Co. International PLC
American International Group, Inc.	06/20/24	1.000%(Q)		500	(6,976)	(7,920)	944	Morgan Stanley & Co. International PLC
Apache Corp.	06/20/24	1.000%(Q)		432	8,778	13,231	(4,453)	JPMorgan Chase Bank, N.A.
Apache Corp.	06/20/24	1.000%(Q)		223	4,525	7,711	(3,186)	JPMorgan Chase Bank, N.A.
Apache Corp.	06/20/24	1.000%(Q)		223	4,525	7,863	(3,338)	JPMorgan Chase Bank, N.A.
Apache Corp.	06/20/24	1.000%(Q)		223	4,525	7,178	(2,653)	JPMorgan Chase Bank, N.A.
British American Tobacco PLC	12/20/23	1.000%(Q)	EUR	406	(6,716)	(191)	(6,525)	JPMorgan Chase Bank, N.A.
British American Tobacco PLC	12/20/23	1.000%(Q)	EUR	271	(4,484)	(128)	(4,356)	JPMorgan Chase Bank, N.A.
British American Tobacco PLC	12/20/23	1.000%(Q)	EUR	270	(4,061)	(979)	(3,082)	JPMorgan Chase Bank, N.A.
Broadcom, Inc.	12/20/24	1.000%(Q)		100	(2,165)	3,224	(5,389)	JPMorgan Chase Bank, N.A.
CBS Corp.	06/20/24	1.000%(Q)		750	(13,321)	(5,700)	(7,621)	Goldman Sachs International
ConocoPhillips	06/20/24	1.000%(Q)		500	(11,933)	(12,285)	352	Morgan Stanley & Co. International PLC
Devon Energy Corp.	06/20/24	1.000%(Q)		223	(754)	2,144	(2,898)	JPMorgan Chase Bank, N.A.
Devon Energy Corp.	06/20/24	1.000%(Q)		223	(755)	2,522	(3,277)	JPMorgan Chase Bank, N.A.
Devon Energy Corp.	06/20/24	1.000%(Q)		223	(754)	1,724	(2,478)	JPMorgan Chase Bank, N.A.
Devon Energy Corp.	06/20/24	1.000%(Q)		223	(755)	1,340	(2,095)	JPMorgan Chase Bank, N.A.
Halliburton Co.	06/20/24	1.000%(Q)		500	(4,712)	(6,716)	2,004	JPMorgan Chase Bank, N.A.
Halliburton Co.	06/20/24	1.000%(Q)		238	(2,247)	(1,286)	(961)	JPMorgan Chase Bank, N.A.
Halliburton Co.	06/20/24	1.000%(Q)		238	(2,247)	(1,076)	(1,171)	JPMorgan Chase Bank, N.A.
Halliburton Co.	06/20/24	1.000%(Q)		238	(2,247)	(1,382)	(865)	JPMorgan Chase Bank, N.A.
Halliburton Co.	06/20/24	1.000%(Q)		119	(1,124)	(647)	(477)	JPMorgan Chase Bank, N.A.
Halliburton Co.	06/20/24	1.000%(Q)		119	(1,124)	(646)	(478)	JPMorgan Chase Bank, N.A.
Hess Corp.	06/20/24	1.000%(Q)		166	1,256	4,250	(2,994)	JPMorgan Chase Bank, N.A.
Hess Corp.	06/20/24	1.000%(Q)		166	1,256	3,886	(2,630)	JPMorgan Chase Bank, N.A.
Hess Corp.	06/20/24	1.000%(Q)		166	1,257	4,082	(2,825)	JPMorgan Chase Bank, N.A.
Hess Corp.	06/20/24	1.000%(Q)		166	1,257	2,983	(1,726)	JPMorgan Chase Bank, N.A.
Kinder Morgan, Inc.	06/20/24	1.000%(Q)		500	(8,062)	(7,261)	(801)	Morgan Stanley & Co. International PLC
Kraft Heinz Foods Co.	06/20/24	1.000%(Q)		258	(535)	4,902	(5,437)	BNP Paribas S.A.
Kraft Heinz Foods Co.	06/20/24	1.000%(Q)		52	(108)	934	(1,042)	BNP Paribas S.A.
Lowes Co., Inc.	06/20/24	1.000%(Q)		500	(15,957)	(13,866)	(2,091)	Morgan Stanley & Co. International PLC
Mondelez International, Inc.	06/20/24	1.000%(Q)		500	(14,011)	(13,362)	(649)	Morgan Stanley & Co. International PLC
Northrop Grumman Corp.	06/20/24	1.000%(Q)		500	(18,219)	(17,955)	(264)	Morgan Stanley & Co. International PLC
People’s Republic of China	12/20/24	1.000%(Q)		2,638	(68,957)	(71,112)	2,155	Bank of America, N.A.
Pfizer, Inc.	06/20/24	1.000%(Q)		500	(16,822)	(16,739)	(83)	Morgan Stanley & Co. International PLC
TWDC Enterprises 18 Corp.	06/20/24	1.000%(Q)		500	(18,059)	(20,145)	2,086	BNP Paribas S.A.
					$(217,841)	$(149,889)	$(67,952)

A16

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
21st Century Fox America, Inc.	06/20/24	1.000%(Q)	500	0.232%	$17,752	$ 18,365	$ (613)	BNP Paribas S.A.
Anadarko Petroleum Corp.	06/20/24	1.000%(Q)	523	0.898%	2,566	11,190	(8,624)	JPMorgan Chase Bank, N.A.
Anadarko Petroleum Corp.	06/20/24	1.000%(Q)	454	0.898%	2,231	9,704	(7,473)	JPMorgan Chase Bank, N.A.
Anadarko Petroleum Corp.	06/20/24	1.000%(Q)	392	0.898%	1,924	9,332	(7,408)	JPMorgan Chase Bank, N.A.
Anadarko Petroleum Corp.	06/20/24	1.000%(Q)	131	0.898%	641	2,790	(2,149)	JPMorgan Chase Bank, N.A.
Broadcom, Inc.	06/20/24	1.000%(Q)	1,185	0.532%	25,544	(86,273)	111,817	Citibank, N.A.
International Business Machines Corp.	06/20/24	1.000%(Q)	1,300	0.414%	35,176	34,666	510	JPMorgan Chase Bank, N.A.
					$85,834	$ (226)	$ 86,060

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)		6,500	$(135,558)	$(129,858)	$5,700
iTraxx.EUR.32.V1	12/20/24	1.000%(Q)	EUR	825	(21,731)	(21,308)	423
					$(157,289)	$(151,166)	$6,123

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.33.V1	12/20/24	5.000%(Q)	3,650	3.509%	$239,886	$248,798	$ 8,912
CDX.NA.IG.32.V1	06/20/24	1.000%(Q)	4,800	0.533%	106,630	102,700	(3,930)
					$346,516	$351,498	$ 4,982
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
A17

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,840	02/29/20	1.318%(S)	3 Month LIBOR(1)(Q)	$ —	$ 18,811	$ 18,811
5,880	02/29/20	1.318%(S)	3 Month LIBOR(1)(Q)	—	22,866	22,866
5,440	02/29/20	1.320%(S)	3 Month LIBOR(1)(Q)	—	21,098	21,098
5,440	02/29/20	1.350%(S)	3 Month LIBOR(1)(Q)	—	20,310	20,310
11,000	02/29/20	1.359%(S)	3 Month LIBOR(1)(Q)	—	40,530	40,530
10,910	02/29/20	1.374%(S)	3 Month LIBOR(1)(Q)	—	39,429	39,429
21,755	05/31/20	1.622%(S)	6 Month LIBOR(2)(Q)	—	29,952	29,952
17,360	08/19/21	1.640%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(988)	(60,205)	(59,217)
12,970	08/21/21	1.545%(S)	3 Month LIBOR(1)(Q)	782	34,758	33,976
				$(206)	$167,549	$167,755

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A18